Annual Total Returns[BarChart] - Mid Cap Growth Stock Portfolio - Mid Cap Growth Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.18%)	11.97%	25.53%	8.49%	0.71%	0.83%	20.29%	(7.38%)	33.01%	25.41%